Note 8 - Restructuring and Other Non-recurring Costs (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Feb. 02, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Provision used, other provisions		$ 86	$ 1,614
Expense of restructuring activities		2,084	443	$ 2,877
Unused provision reversed, other provisions		372	277
Tembo e-LV B.V. [member]
Statement Line Items [Line Items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 600			$ 600
UK input tax claimed in prior years [member]
Statement Line Items [Line Items]
Provision used, other provisions		1,800
Restructuring provision, legal and other fees [member]
Statement Line Items [Line Items]
Expense of restructuring activities		200
Impairment and write off [member]
Statement Line Items [Line Items]
Provision used, other provisions		400	200
Remediation provision [member]
Statement Line Items [Line Items]
Provision used, other provisions		(0)	(0)
Unused provision reversed, other provisions		361	(0)
Litigation provision [member]
Statement Line Items [Line Items]
Provision used, other provisions		(0)	385
Unused provision reversed, other provisions		$ (0)	$ 100